Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus

The following supplements similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The following supplements similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 8.

Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, imperfect correlation between the fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund's ability to achieve close correlation with its index.

The following replaces similar information found in the "Buying Shares" section on page 15.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) generally require a minimum purchase and ongoing balance of $100 million at the plan sponsor level, except for plans for which an affiliate of FMR provides recordkeeping services and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel.

UEI-11-03  August 25, 2011
1.717991.128

The following replaces similar information found in the "Features and Policies" section on page 20.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

Supplement to the

Spartan® 500 Index Fund

Investor Class (FUSEX) and Fidelity Advantage® Class (FUSVX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

The following information replaces the similar information found in the "Management Contract" section on page 28.

FMR and the fund on behalf of its Investor Class have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Investor Class to 0.10%. FMR and the fund on behalf of Fidelity Advantage Class of the fund have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information replaces the similar information under the heading "Sub-Adviser - Geode" in the "Management Contract" section on page 28.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.01% of the average net assets of the fund for periods prior to September 1, 2011. Effective September 1, 2011, under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0099% of the average net assets of the fund

UEIB-11-02  August 25, 2011
1.720027.124

Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage
Institutional Class
April 29, 2011
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Year-by-Year ReturnsA

Calendar Years	2006	2007	2008	2009	2010
	15.75%	5.46%	-37.01%	26.55%	15.01%

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	15.96%	June 30, 2009
Lowest Quarter Return	-21.96%	December 31, 2008
Year-to-Date Return	6.00%	June 30, 2011

A The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.

U5I-U5A-11-02  August 25, 2011
1.929867.101

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

Average Annual Returns

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Life of classB
Spartan 500 Index Fund - Fidelity Advantage ClassA	15.01%	2.28%	3.26%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.28%

A The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.

B From October 14, 2005.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.

  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 8.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 8.

Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, imperfect correlation between the fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund's ability to achieve close correlation with its index.

The following replaces similar information found in the "Buying Shares" section on page 13.

Institutional Class and Fidelity Advantage Institutional Class shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which an affiliate of FMR provides recordkeeping services. For Institutional Class, such plans generally require a minimum purchase and ongoing balance of $5 million at the plan sponsor level. For Fidelity Advantage Institutional Class, such plans generally require a minimum purchase and ongoing balance of $200 million at the plan sponsor level. Please contact Fidelity for more information about Institutional Class and Fidelity Advantage Institutional Class shares.

Supplement to the

Spartan® 500 Index Fund

Institutional Class (FXSIX) and Fidelity Advantage Institutional Class (FXAIX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

The following information replaces the similar information found in the "Management Contract" section on page 28.

FMR and the fund on behalf of its Institutional Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Institutional Class to 0.05%. FMR and the fund on behalf of its Fidelity Advantage Institutional Class have entered into a 2.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Institutional Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Institutional Class to 0.025%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information replaces the similar information under the heading "Sub-Adviser - Geode" in the "Management Contract" section on page 28.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.01% of the average net assets of the fund for periods prior to September 1, 2011. Effective September 1, 2011, under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0099% of the average net assets of the fund.

U5I-U5AB-11-02  August 25, 2011
1.931020.101

Supplement to the
Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and Spartan International Index Fund
Investor Class and Fidelity Advantage Class
April 29, 2011
Prospectus

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Extended Market Index Fund on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.04%	0.01%
Total annual operating expenses	0.10%	0.07%

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan International Index Fund on page 6.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor
Class

Fidelity Advantage Class

Management fee	0.06%	0.06%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.11%
Total annual operating expenses	0.20%	0.17%

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Spartan Total Market Index Fund on page 9.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor
Class

Fidelity Advantage
Class

Management fee	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.055%	0.025%
Total annual operating expenses	0.10%	0.07%
SIF-11-02  August 25, 2011
1.717993.135

The following supplements similar information under the heading "Principal Investment Risks" in each fund's "Fund Summary" section beginning on pages 3, 6, and 9.

  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.

The following supplements similar information under the heading "Principal Investment Risks" in Spartan Extended Market Index Fund's "Fund Summary" section beginning on pages 3.

  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Summary" section for Spartan International Index Fund on page 6.

  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.

The following replaces similar information in paragraphs 4 and 5 under the heading "Principal Investment Strategies" in the "Fund Basics" section for each fund on pages 12 and 13.

The fund may lend securities to broker-dealers or other institutions to earn income.

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section for Spartan International Index Fund on page 12.

The fund may not always hold all of the same securities as the MSCI EAFE Index. Geode may use statistical sampling techniques to attempt to replicate the returns of the MSCI EAFE Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, P/B ratio, earnings growth, and country weightings.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Basics" section on page 13.

Correlation to Index. The performance of each fund and its index may vary somewhat due to factors such as fees and expenses of each fund, imperfect correlation between each fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. Each fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect each fund's ability to achieve close correlation with its index.

The following supplements similar information for Spartan Extended Market Index Fund under the heading "Principal Investment Risks" in the "Fund Basics" section on page 13.

Mid Cap Investing. The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

The following replaces similar information found in the "Buying Shares" section on page 17.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) generally require a minimum purchase and ongoing balance of $100 million at the plan sponsor level, except for plans for which an affiliate of FMR provides recordkeeping services and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel.

The following replaces similar information found in the "Features and Policies" section on page 20.

You may be charged an annual index fund fee of $10.00 per fund position to offset shareholder service costs if your fund balance falls below $10,000 at the time of the December distribution. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions.

Effective September 1, 2011, the following information replaces the similar information found in the "Fund Management" section on page 22.

Spartan Extended Market Index Fund's, Spartan International Index Fund's, and Spartan Total Market Index Fund's annual management fee rate is 0.06%, 0.06%, and 0.045%, respectively, of its average net assets.

Effective February 1, 2012, the following information will be removed in the "Fund Management" section on page 23.

Effective October 14, 2005, FMR has voluntarily agreed to reimburse Investor Class and Fidelity Advantage Class of Spartan International Index Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10% and 0.07%. These arrangements may be discontinued by FMR at any time.

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Extended Market Index Fund	FSEMX	FSEVX
Spartan International Index Fund	FSIIX	FSIVX
Spartan Total Market Index Fund	FSTMX	FSTVX

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

The following information replaces similar information for Spartan Extended Market Index Fund and Spartan Total Market Index Fund found in the "Management Contracts" section on page 33.

FMR and each fund on behalf of its Investor Class have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of each fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Investor Class to 0.10%. FMR and each fund on behalf of Fidelity Advantage Class of each fund have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of each class. Each fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information replaces similar information for Spartan International Index Fund found in the "Management Contracts" section on page 33.

FMR and the fund on behalf of the Investor Class have entered into a 20 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Investor Class to 0.20%. FMR and the fund on behalf of Fidelity Advantage Class of the fund have entered into a 17 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Class to 0.17%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Management Fees. For the services of FMR under each management contract, Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund each pays FMR a monthly management fee at the annual rate of 0.07%, 0.17%, and 0.07%, respectively, of the fund's average net assets throughout the month for periods prior to September 1, 2011. Effective September 1, 2011, for the services of FMR under each management contract, Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund each pays FMR a monthly management fee at the annual rate of 0.06%, 0.06%, and 0.045%, respectively, of the fund's average net assets throughout the month.

The following information replaces similar information under the heading "Sub-Adviser - Geode" in the "Management Contracts" section on page 34.

Under the terms of the sub-advisory agreements, for providing investment management services to Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund, FMR, and not the funds, pays Geode fees at an annual rate of 0.05%, 0.065%, and 0.05%, respectively, of the average net assets of each fund for periods prior to September 1, 2011. Effective September 1, 2011, under the terms of the sub-advisory agreements, for providing investment management services to Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund, FMR, and not the funds, pays Geode fees at an annual rate of 0.0499%, 0.060%, and 0.045%, respectively, of the average net assets of each fund.

SIFB-11-01  August 25, 2011
1.718587.124

Supplement to the
Spartan® Total Market Index Fund
Class F
April 29, 2011
Prospectus

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.045%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.045%

Effective September 1, 2011, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 5
3 years	$ 15
5 years	$ 25
10 years	$ 58

The following supplements similar information under the heading"Principal Investment Risks" in the "Fund Summary" section on page 4.

  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.

The following replaces similar information under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 7.

The fund may lend securities to broker-dealers or other institutions to earn income.

STI-F-11-01  August 25, 2011
1.905902.103

In addition to the principal investment strategies discussed above, Geode may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 7.

Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, imperfect correlation between the fund's securities and those in its index, timing differences associated with additions to and deletions from the index, and changes in the shares outstanding of the component securities. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund's ability to achieve close correlation with its index.

Effective September 1, 2011, the following information replaces the similar information found in the "Fund Management" section on page 17.

The fund's annual management fee rate is 0.045% of its average net assets.

Supplement to the

Spartan® Total Market Index Fund

Class F (FFSMX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

The following information replaces similar information found in the "Management Contract" section on page 28.

Management Fee. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.07% of the fund's average net assets throughout the month for periods prior to September 1, 2011. Effective September 1, 2011, for the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.045% of the fund's average net assets throughout the month.

The following information replaces similar information under the heading "Sub-Adviser - Geode" in the "Management Contract" section on page 28.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.05% of the average net assets of the fund for periods prior to September 1, 2011. Effective September 1, 2011, under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.045% of the average net assets of the fund.

STI-FB-11-01  August 25, 2011
1.908702.102